Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 22,902,427
EBP, Asset Held for Investment	$ 1,057,376,597
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Nov. 26, 2025
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Oct. 25, 2040
Investment, Identifier [Axis]: Deutsche Real Estate Securities Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 12,856,150
Investment, Identifier [Axis]: Dodge & Cox Stock Fund Class X
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	25,094,909
Investment, Identifier [Axis]: Federated Hermes Total Return Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	34,339,904
Investment, Identifier [Axis]: Fidelity Freedom Blend 2010
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,161,254
Investment, Identifier [Axis]: Fidelity Freedom Blend 2015
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,132,350
Investment, Identifier [Axis]: Fidelity Freedom Blend 2020
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,272,250
Investment, Identifier [Axis]: Fidelity Freedom Blend 2025
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	16,924,862
Investment, Identifier [Axis]: Fidelity Freedom Blend 2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	39,214,503
Investment, Identifier [Axis]: Fidelity Freedom Blend 2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	50,801,234
Investment, Identifier [Axis]: Fidelity Freedom Blend 2040
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	45,812,020
Investment, Identifier [Axis]: Fidelity Freedom Blend 2045
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	54,421,413
Investment, Identifier [Axis]: Fidelity Freedom Blend 2050
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	51,643,620
Investment, Identifier [Axis]: Fidelity Freedom Blend 2055
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	47,436,772
Investment, Identifier [Axis]: Fidelity Freedom Blend 2060
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	28,954,162
Investment, Identifier [Axis]: Fidelity Freedom Blend 2065
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	9,149,796
Investment, Identifier [Axis]: Fidelity Freedom Blend 2070
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	369,777
Investment, Identifier [Axis]: Fidelity Freedom Blend Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,414,396
Investment, Identifier [Axis]: Fidelity Freedom Blend Retirement Fund - Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	9,379
Investment, Identifier [Axis]: Fidelity International Capital Appreciation K6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	13,863,312
Investment, Identifier [Axis]: Fidelity Investments Money Market Government Portfolio - Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	16,321,980
Investment, Identifier [Axis]: Fidelity U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	12,204,223
Investment, Identifier [Axis]: Franklin Small Cap Growth Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	18,557,783
Investment, Identifier [Axis]: Galliard Stable Return Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	42,295,364
Investment, Identifier [Axis]: Harbor Capital Appreciation CIT Class 5
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	107,721,141
Investment, Identifier [Axis]: Harbor Small Cap Value Fund Retirement Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	31,128,748
Investment, Identifier [Axis]: PIMCO Income Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	10,792,471
Investment, Identifier [Axis]: Spartan Extended Market Index Pool Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	43,562,133
Investment, Identifier [Axis]: Spartan Global ex U.S. Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	33,303,822
Investment, Identifier [Axis]: Spartan S&P 500 Index Fund Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	209,613,558
Investment, Identifier [Axis]: Transamerica International Equity R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	27,339,031
Investment, Identifier [Axis]: Travel + Leisure Co.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	33,233,712
Investment, Identifier [Axis]: Vanguard Inflation-Protected Securities Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 10,528,141